SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of computation of basic and diluted loss per ordinary share

	Three Months Ended	Nine Months Ended
	September 30,	September 30,
	2020	2020
Net loss	$(6,043,293)	$(6,321,195)
Less: Income attributable to ordinary shares subject to possible redemption	(15,332)	(39,725)
Adjusted net loss	$(6,058,625)	$(6,360,920)

Weighted average shares outstanding, basic and diluted	12,179,587	10,111,790

Basic and diluted net loss per ordinary share	$(0.50)	$(0.63)